John Hancock Funds II
Supplement dated March 30, 2012
to the Prospectus dated December 31, 2011
Global Agribusiness Fund
Global Infrastructure Fund
On March 23, 2012, the Board of Trustees of John Hancock Funds II voted to terminate the Global Agribusiness Fund and the Global Infrastructure Fund on or about March 31, 2012.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated March 30, 2012
to the Prospectus dated December 31, 2011
Index 500 Fund
Mid Cap Index Fund
Small Cap Index Fund
International Equity Index Fund
Total Bond Market Fund
On March 23, 2012, the Board of Trustees of John Hancock Funds II voted to terminate the Index 500 Fund, Mid Cap Index Fund, Small Cap Index Fund, International Equity Index Fund and the Total Bond Market Fund on or about April 13, 2012.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated March 30, 2012
to the Prospectus dated November 30, 2011
Technical Opportunities Fund
Effective April 1, 2012, the Advisory Fees for the Technical Opportunities Fund are decreased and re-stated as follows:

Annual
Average Daily Net Assets	Rate
First $250 million	1.20%
Excess over $250 million	1.15%
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.